Segment reporting - Summary of Adjusted Earnings Before Interest Tax Depreciation and Amortization (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
(Loss) / Profit for the year	€ (8,606,000)	€ 182,269,000	€ 235,878,000
Tax expense (income)	25,386,000	34,240,000	(9,970,000)
Finance income	(8,912,000)	(2,222,000)	(1,312,000)
Finance expense	2,726,000	1,345,000	6,370,000
Depreciation and amortisation expense	82,189,000	66,729,000	83,560,000
Earnings Before Interest Tax Depreciation And Amortization	92,783,000	282,361,000	314,526,000
Impairment of Goodwill	35,949,000	0	0
Change in fair value of options	28,642,000	(6,292,000)	0
Market closure	10,397,000	0	0
Gain recognised in bargain purchase transaction	(209,000)	0	(16,349,000)
Transaction Costs	0	22,969,000	7,107,000
Gains on change in fair value of derivatives	0	(4,148,000)	(15,830,000)
Share listing expense	0	126,252,000	0
Foreign exchange on revaluation of warrants and earnout liabilities	0	25,047,000	0
Change in fair value of warrant liability	0	(34,518,000)	0
Change in fair value of earnout liability	0	(237,354,000)	0
Unrealized foreign exchange	3,526,000	2,611,000	(3,080,000)
Adjusted RSU expense	16,836,000	25,386,000	0
Other non-recurring adjustments	10,254,000	8,552,000	5,360,000
Adjusted EBITDA	198,178,000	210,866,000	291,734,000
Payroll expense from RSUs issued	€ 0	€ 1,100,000	€ 0